Other Long-Term Assets	12 Months Ended
Aug. 31, 2021
Disclosure Of Other Long Term Assets [Abstract]
Other Long-Term Assets
8.	OTHER LONG-TERM ASSETS

	2021 $	2020 $

Equipment costs subject to a deferred revenue arrangement	49	67

Long-term Wireless handset receivables	45	35

Costs incurred to obtain or fulfill a contract with a customer	33	37

Credit facility arrangement fees	3	4

Other	33	20

	163	163

Amortization provided in the accounts for 2021 amounted to $47

(2020 – $65) and was recorded as amortization of deferred equipment costs.